General (Details) ₪ / shares in Units, $ / shares in Units, ₪ in Thousands, $ in Thousands		1 Months Ended			9 Months Ended	12 Months Ended
	Mar. 01, 2018	Jul. 31, 2018 USD ($)	Jun. 23, 2017 USD ($) $ / shares	Jun. 23, 2017 ILS (₪)	Sep. 30, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) Businessdays $ / shares shares	Dec. 31, 2017 ₪ / shares	Jun. 23, 2017 ₪ / shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($)
General (Textual)
Issuance of units consisting of common stock and detachable warrants, net of issuance costs						$ 966
Accumulated deficit					$ (27,914)	$ (26,452)			$ (23,483)
Reverse stock split, description	The Reverse Stock Split of the Company's issued and outstanding common stock, par value $0.001 per share, on a 1-for-24 basis
Preferred stock, shares authorized | shares					1,000,000	1,000,000			1,000,000
Common stock, shares authorized | shares					500,000,000	500,000,000			100,000,000
Preferred stock par value | $ / shares					$ 0.001	$ 0.001			$ 0.001
Royalty payments		$ 150				$ 250
Sale of price per unit | $ / shares					$ 0.60
Stockholders' deficit					$ (27,914)	$ (3,098)			$ (831)	$ (6)
Other than immaterial revenue, description					The Company has not commercialized any products or generated any revenues from product sales other than immaterial revenue in Israel during the third quarter of 2018 of $7 which were deducted from research and development expenses and accordingly it does not have a revenue stream to support its cost structure.
Merger [Member]
General (Textual)
Reverse stock split, description					The Closing Date, each issued and outstanding ordinary share of Wize Israel was automatically converted into 4.1445791236989 shares (the "Exchange Ratio") (such number not being converted as per the Reverse Stock Split described in Note 6b) of the Company's common stock, par value $0.001 per share (the "Common Stock"). As a result, an aggregate of 3,915,469 shares, or 90% of the issued and outstanding Common Stock were issued to Wize Israel's shareholders. The pre-Merger stockholders of the Company retained an aggregate of 435,052 shares, or 10% of the issued and outstanding Common Stock.
Number of business days | Businessdays						20
Common Stock [Member]
General (Textual)
Issuance of units consisting of common stock and detachable warrants, net of issuance costs						$ 1
Issuance of units consisting of common stock and detachable warrants, net of issuance costs, Shares | shares						860,987
Stockholders' deficit					$ 5	$ 4			$ 3	$ 3
2017 Loan Agreement [Member]
General (Textual)
Gross amount						$ 822
Bears annual interest rate						4.00%
Investment amount						$ 411
Exercise price per share | $ / shares						$ 1.332
2017 PIPE Agreement [Member]
General (Textual)
Issuance of units consisting of common stock and detachable warrants, net of issuance costs			$ 966	₪ 3,490,000
Exercise price per share | (per share)			$ 1.15					₪ 4.05
Direct and incremental issuance costs amount			$ 13	₪ 45,000
Exercise price | (per share)						$ 8.40	₪ 28.8
Warrants exercise price adjustment based on Exchange Ratio, description			(i) 30,625 warrants to Peretz and (ii) 62,500 warrants to each of the Other Investors, each warrant exercisable into one ordinary share of Wize Israel, at an exercise price of NIS 28.8 per share (approximately $8.40 according to the exchange rate as of December 31, 2017). According to the Exchange Ratio, Peretz was granted 126,928 Warrants exercisable into Common Stock and each of the Other Investors was granted 259,037 Warrants exercisable into Common Stock.	(i) 30,625 warrants to Peretz and (ii) 62,500 warrants to each of the Other Investors, each warrant exercisable into one ordinary share of Wize Israel, at an exercise price of NIS 28.8 per share (approximately $8.40 according to the exchange rate as of December 31, 2017). According to the Exchange Ratio, Peretz was granted 126,928 Warrants exercisable into Common Stock and each of the Other Investors was granted 259,037 Warrants exercisable into Common Stock.